SEGMENTED INFORMATION (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Integer	Dec. 31, 2018 USD ($) Integer	Dec. 31, 2017 USD ($) Integer
Disclosure of operating segments [abstract]
Total revenue from mining operations | $	$ 31,746	$ 34,116	$ 33,359
Number of customers accounted for total revenues | Integer	6	6	3